ACCRUED INTEREST RECEIVABLE	12 Months Ended
Sep. 30, 2010
ACCRUED INTEREST RECEIVABLE [Abstract]
ACCRUED INTEREST RECEIVABLE	6. ACCRUED INTEREST RECEIVABLE
	September 30,
	2011	2010

Loans receivable	$360,697	$363,320
Mortgage-backed securities	71,049	88,878
Investment securities	83,676	51,633

	$515,422	$503,831